BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of changes in presentation of Net income/(losses) from equity method investments	The retrospective changes in presentation for the prior periods are shown below:

Consolidated Statements of Operations	2020			2019
(in thousands of $)	As previously reported	Adjustments Increase/ (Decrease)	Restated	As previously reported	Adjustments Increase/ (Decrease)	Restated
Net losses from equity method investments	(176,527)	175,989	(538)	(45,799)	43,284	(2,515)
Net loss from discontinued operations	—	(175,989)	(175,989)	—	(43,284)	(43,284)

Consolidated Balance Sheet	2020
(in thousands of $)	As previously reported	Adjustments Increase/ (Decrease)	Restated
Equity method investments	312,151	(267,766)	44,385
Assets held for sale	—	267,766	267,766

Consolidated Statements of Cash Flows	2020			2019
(in thousands of $)	As previously reported	Adjustments Increase/ (Decrease)	Restated	As previously reported	Adjustments Increase/ (Decrease)	Restated
Net cash provided by operating activities
Net losses from equity method investments	(176,527)	175,989	(538)	(45,799)	43,284	(2,515)
Net loss from discontinued operations	—	(175,989)	(175,989)	—	(43,284)	(43,284)
Dividend received	—	—	—	7,609	(7,609)	—
Dividend received from discontinued operations	—	—	—	—	7,609	7,609
Net cash provided by operating activities	(176,527)	—	(176,527)	(38,190)	—	(38,190)

Net cash (used in)/provided by investing activities
Additions to equity method investments	(12,640)	2,410	(10,230)	(20,994)	19,730	(1,264)
Dividends received	10,584	(10,584)	—	29,207	(29,207)	—
Short-term loan advanced to related parties	(45,000)	45,000	—	—	—	—
Proceeds from repayment of short-term loan advanced to related parties	45,000	(45,000)	—	—	—	—
Proceeds from disposals to Golar Partners, net of cash disposed	—	—	—	9,652	(9,652)	—
Net cash (used in)/provided by investing activities	(2,056)	(8,174)	(10,230)	17,865	(19,129)	(1,264)

Net cash (used in)/provided by discontinued investing activities
Additions to equity method investments	—	(2,410)	(2,410)	—	(19,730)	(19,730)
Dividends received	—	10,584	10,584	—	29,207	29,207
Short-term loan advanced to related parties	—	(45,000)	(45,000)	—	—	—
Proceeds from repayment of short-term loan advanced to related parties	—	45,000	45,000	—	—	—
Proceeds from disposals to Golar Partners, net of cash disposed	—	—	—	—	9,652	9,652
Net cash (used in)/provided by discontinued investing activities	—	8,174	8,174	—	19,129	19,129

Schedule of useful lives applied in depreciation
Useful lives applied in depreciation are as follows:

Vessels (excluding converted FSRU and FLNG)	40 years
Vessels - converted FSRU	20 years from conversion date
Vessels - FLNG	30 years from conversion date
Deferred drydocking expenditure	5 years
Deferred drydocking expenditure - FLNG	20 years
Mooring equipment - FLNG	8 years
Office equipment and fittings	3 to 6 years

	Year Ended December 31, 2021
(in thousands of $)	Vessels and equipment	Mooring equipment	Deferred Drydocking expenditure	Office equipment and fittings	Total
Cost
As of January 1	3,298,854	45,771	137,951	8,166	3,490,742
Additions	—	—	—	87	87
Write-offs (1)	(87)	—	—	(96)	(183)
As of December 31	3,298,767	45,771	137,951	8,157	3,490,646

Depreciation, amortization and impairment
As of January 1	(465,206)	(14,820)	(23,014)	(4,629)	(507,669)
Charge for the year (2)	(86,238)	(5,543)	(12,587)	(1,118)	(105,486)
Write-offs (1)	87	—	—	96	183
As of December 31	(551,357)	(20,363)	(35,601)	(5,651)	(612,972)

Net book value as at December 31, 2021	2,747,410	25,408	102,350	2,506	2,877,674

	Year Ended December 31, 2020
(in thousands of $)	Vessels and equipment	Mooring equipment	Deferred Drydocking expenditure	Office equipment and fittings	Total
Cost
As of January 1	3,429,317	45,771	140,738	8,398	3,624,224
Additions	3,282	—	3,713	161	7,156
Transfer to asset under development (3)	(127,620)	—	—	—	(127,620)
Write-offs (1)	(6,125)	—	(6,500)	(393)	(13,018)
As of December 31	3,298,854	45,771	137,951	8,166	3,490,742

Depreciation, amortization and impairment
As of January 1	(434,396)	(9,106)	(16,434)	(3,739)	(463,675)
Charge for the year	(87,383)	(5,714)	(13,080)	(1,283)	(107,460)
Transfer to asset under development (3)	50,448	—	—	—	50,448
Write-offs (1)	6,125	—	6,500	393	13,018
As of December 31	(465,206)	(14,820)	(23,014)	(4,629)	(507,669)

Net book value as at December 31, 2020	2,833,648	30,951	114,937	3,537	2,983,073

(1) Write-offs relates to fully depreciated or fully amortized assets.

(2) Depreciation and amortization charge for the years ended December 31, 2021 and 2020, excludes $0.5 million and, $0.5 million respectively, of amortization charges in relation to the Cameroon License fee.

(3) Relates to the reclassification of LNG Croatia's carrying value and associated accumulated depreciation to “Asset under development” (note 18).